NOTE 9 - RELATED PARTY TRANSACTIONS - Shareholder Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Loan Payable	$ 509,339	$ 797,921
Increase (Decrease) in Due to Related Parties	81,162
Payments for Loans	10,792	10,294
Proceeds from Related Party Debt	81,162	297,006
Shareholder Loans [Member]
Related Party Transaction [Line Items]
Loan Payable	303,068	297,006
Shareholder Loan Two [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount	51,772	51,772
Shareholder Loan One [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount	245,234	245,234
Shareholder Loans [Member]
Related Party Transaction [Line Items]
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax	6,062
Payments for Loans	$ 303,068	$ 0